T. ROWE PRICE Summit Municipal Income Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.9%
ALABAMA 1.5%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,514
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  4,295 4,411
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,500 1,560
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 8,168
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,765 3,564
Walker County Economic & IDA, Alabama Power Company Plant
Project, VRDN, 1.98%, 12/1/36 (2) 10,600 10,600
33,817
ARIZONA 0.8%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.336%, 1/1/37  530 502
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37 (2) 1,760 1,920
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38 (2) 1,760 1,916
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 2,115 2,246
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/40  970 1,009
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/41  1,850 1,905
Phoenix Civic Improvement, Water System, Series A, 5.00%,
7/1/45  2,645 3,027
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 954
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,339
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 753
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 853
17,424
ARKANSAS 0.2%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,714
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23  420 426
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 589
4,729
T. ROWE PRICE Summit Municipal Income Fund

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CALIFORNIA 12.2%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  3,580 3,672
Bay Area Toll Auth., Series B, FRN, 100% of SIFMA + 0.28%,
1.61%, 4/1/56 (Tender 4/1/24)  2,115 2,104
California, GO, 4.00%, 11/1/37  8,110 8,652
California, GO, 5.00%, 4/1/35  2,575 2,946
California, GO, 5.00%, 12/1/35  2,115 2,498
California, GO, 5.00%, 12/1/36  3,175 3,731
California, GO, 5.00%, 4/1/42  2,145 2,393
California, GO, 5.00%, 4/1/42  1,780 2,101
California, GO, 5.00%, 4/1/47  2,405 2,809
California Community Choice Fin. Auth., VRDN, 4.00%, 10/1/52
(Tender 12/1/27)  9,845 10,185
California Community Housing Agency, Summit at Sausalito
Apartment, Series A-2, 4.00%, 2/1/50 (1) 3,075 2,546
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  8,970 10,023
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 652
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 141
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,241
California HFFA, City of Hope, 5.00%, 11/15/49  3,140 3,240
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,120 2,165
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  850 866
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)  1,320 1,331
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46  7,050 7,158
California HFFA, Memorial Health Services, Series A, 5.00%,
10/1/33  1,940 1,949
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,157
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (3) 3,000 3,316
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  545 555
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 5,353
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,305 2,520
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 508
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,384
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,436
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 2,290 2,417

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 10,015 10,442
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (2) 535 555
California Pollution Control Fin. Auth., Republic Services,
Series A-2, VRDN, 2.00%, 11/1/42 (Tender 10/17/22) (1)(2) 14,200 14,193
California Public Works Board, Series B, 4.00%, 5/1/38  705 747
California Public Works Board, Series B, 5.00%, 10/1/34  3,595 3,807
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  1,585 1,608
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (1) 1,130 1,164
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (1)(3) 100 109
California State Univ., Series C, 4.00%, 11/1/45  1,800 1,822
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,914
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24) (3) 2,050 2,182
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,657
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 600 606
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 1,390 1,405
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 1,630 1,672
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 411
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 936
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 916
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  355 377
California, Various Purpose, GO, 4.00%, 10/1/41  5,875 6,193
California, Various Purpose, GO, 5.00%, 8/1/30  3,100 3,612
California, Various Purpose, GO, 5.00%, 9/1/31  3,525 3,642
California, Various Purpose, GO, 5.00%, 10/1/39  2,505 2,649
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (1) 2,320 1,840
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (1) 970 782
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (1) 9,460 7,892

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., City of Orange, 4.00%,
3/1/57 (1) 3,385 2,616
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (1) 680 663
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (3) 3,525 3,849
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (3) 2,080 2,271
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44 (4) 1,355 1,395
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 3,024
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,845 1,926
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  1,980 2,106
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,035 4,282
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,560
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/39  2,415 2,540
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,744
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,665
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects II, 5.00%, 8/1/29 (Prerefunded 8/1/22) (3) 1,410 1,410
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects II, 5.00%, 8/1/37 (Prerefunded 8/1/22) (3) 1,410 1,410
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (2) 6,400 6,750
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2) 4,580 4,960
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 1.47%, 7/1/47 (Tender 5/21/24)  705 703
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of SIFMA + 0.14%, 1.47%, 7/1/37 (Tender 5/21/24)  3,525 3,514
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of SIFMA + 0.14%, 1.47%, 7/1/37 (Tender 5/21/24)  2,395 2,387
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4) 705 747
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4) 1,975 2,090
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4) 1,845 1,951
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,367
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/40  1,235 1,252
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/41  905 910
Sacramento, 4.00%, 9/1/41  705 684

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Sacramento, 4.00%, 9/1/46  845 797
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 1,410 1,538
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/43
(Prerefunded 7/1/23) (2)(3) 4,010 4,130
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 4,405 4,834
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (2) 7,060 7,643
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,185
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 860
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1
Special Tax, 5.875%, 9/1/32 (Prerefunded 9/1/22) (3) 970 974
Univ. of California Regents, Class P, 5.00%, 5/15/47  9,550 10,809
Univ. of California Regents, Series M, 5.00%, 5/15/47  3,525 3,845
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,940
275,513
COLORADO 3.7%
Colorado, COP, 6.00%, 12/15/39  2,375 3,019
Colorado, COP, 6.00%, 12/15/40  9,325 11,820
Colorado, COP, 6.00%, 12/15/41  11,375 14,380
Colorado, Series A, COP, 4.00%, 12/15/35  815 857
Colorado, Series A, COP, 4.00%, 12/15/36  1,625 1,706
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,678
Colorado HFA, Adventist Health System Sunbelt, Series A, 5.00%,
11/15/41  3,525 3,755
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%, 1/1/40
(Prerefunded 1/1/23) (3) 5,065 5,138
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,661
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1) 1,285 1,049
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1) 440 357
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,807
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,431
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 3,023
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,363
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 932
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 9,870 10,769
Denver City & County Airport, Series B, 5.00%, 11/15/43  885 908

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 509
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,250 1,198
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 1,103
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  3,525 3,838
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 650
82,951
CONNECTICUT 0.6%
Connecticut, Series C, GO, 5.00%, 6/15/32  350 422
Connecticut, Series C, GO, 5.00%, 6/15/33  225 269
Connecticut, Series C, GO, 5.00%, 6/15/34  250 296
Connecticut, Series C, GO, 5.00%, 6/15/35  225 265
Connecticut, Series C, GO, 5.00%, 6/15/36  210 245
Connecticut, Series C, GO, 5.00%, 6/15/37  50 58
Connecticut, Series C, GO, 5.00%, 6/15/38  225 259
Connecticut, Series C, GO, 5.00%, 6/15/40  700 798
Connecticut, Series D, GO, 5.00%, 9/15/32  225 272
Connecticut HEFA, Series L-1, 4.00%, 7/1/23  230 233
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,579
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 921
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 590
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,867
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,991
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (5)(6)(7) 1,235 275
13,340
DELAWARE 1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,458
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,837
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,542
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  5,865 5,865
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 5,186
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 1,028
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,632
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,626
25,174
DISTRICT OF COLUMBIA 2.8%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,298
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (3) 3,995 4,152

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,303
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 361
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 489
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 892
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,373
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (2) 7,525 8,138
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (2) 7,965 8,564
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46 (2) 2,820 3,077
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,950
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,749
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  2,855 3,095
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 2,027
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,450
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/38  2,470 2,547
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  8,615 8,693
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 2,038
63,196
FLORIDA 8.2%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,542
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  3,525 3,439
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  3,970 4,107
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,220
Brevard County HFA, Health First Obligated Group, Series A,
5.00%, 4/1/40  5,495 6,127
Broward County Airport, Series A, 4.00%, 10/1/49 (2) 7,115 6,909
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 552
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 419

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Central Florida Expressway Auth., 4.00%, 7/1/34 (4) 2,760 2,980
Central Florida Expressway Auth., 5.00%, 7/1/42  3,685 3,977
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,391
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 6,150
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,643
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (3) 2,595 2,671
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33 (1) 1,410 1,397
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (1) 1,515 1,516
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 2,975 2,991
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 705 769
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 3,875 4,213
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 10,575 11,259
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) 1,060 1,125
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 580 642
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 600 661
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 3,525 3,763
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 1,960 1,966
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30 (Prerefunded 10/1/22) (3) 2,115 2,127
Jacksonville, Transit, Series A, 5.00%, 10/1/30 (Prerefunded
10/1/22) (3) 1,725 1,735
Jacksonville, Transit, Series A, 5.00%, 10/1/31 (Prerefunded
10/1/22) (3) 1,340 1,348
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,616
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  985 1,001
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27 (2) 3,525 3,934
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,044
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  5,130 5,477
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (3) 2,645 2,829
Miami-Dade County Aviation, 5.00%, 10/1/41  4,055 4,304
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28
(Prerefunded 10/1/22) (2)(3) 2,525 2,540
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2)(3) 3,525 3,545
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  7,050 7,478
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 8,321
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  3,525 3,641

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(4) 4,300 4,322
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,850 4,874
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,728
Orange County HFA, Orlando Health Obligated Group, 5.00%,
10/1/47  2,470 2,614
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23) (3) 1,060 1,094
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38 (Prerefunded 8/17/22) (3) 295 296
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,919
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  5,220 5,153
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,782
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,531
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47  5,820 6,150
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 11,343
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,060 1,096
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,675 2,765
185,036
GEORGIA 6.5%
Atlanta Airport, Series B, 5.00%, 1/1/33  1,760 1,823
Atlanta Airport, Series D, 4.00%, 7/1/37 (2) 1,760 1,780
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  835 443
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  3,405 1,805
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,700
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 8,181
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, PCR, 1.95%, 7/1/49  24,650 24,650
Dalton, GO, 5.00%, 2/1/42  5,990 6,676
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  7,755 7,655
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  935 1,002
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,465 3,685
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,445 1,528
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,969
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,808
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,494

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (3) 7,755 8,426
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,092
George L Smith II Congress Center Auth., 4.00%, 1/1/54  8,805 7,934
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (1) 2,690 2,461
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  5,375 5,564
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,060 2,264
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,136
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 3,064
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,904
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  6,810 7,064
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29) (8) 4,400 4,713
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 2,056
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  4,510 4,614
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  4,990 5,101
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  6,190 6,315
Monroe County Dev. Auth., Florida Power & Light, VRDN, 2.02%,
6/1/49 (2) 3,355 3,355
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 523
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 1,004
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 282
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,731
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,784
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,592
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,709
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  1,320 1,356
147,243

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
GUAM 0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,241
1,241
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 4,230 4,562
4,562
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,564
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (1) 2,890 2,266
6,830
ILLINOIS 3.8%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,301
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (4) 705 748
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33 (2) 2,540 2,610
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34 (2) 1,695 1,740
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 3,525 3,728
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2) 2,115 2,229
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,626
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46 (2) 4,275 4,388
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  2,625 2,809
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 1,037
Cook County, Series C, GO, 5.00%, 11/15/29  1,230 1,239
Cook County, Series C, GO, 5.00%, 11/15/33  1,930 1,943
Illinois, GO, 5.50%, 5/1/25  960 1,038
Illinois, GO, 5.50%, 5/1/26  1,150 1,268
Illinois, GO, 5.50%, 7/1/38  3,175 3,255
Illinois, Series A, GO, 5.00%, 3/1/24  330 345
Illinois, Series A, GO, 5.00%, 3/1/25  885 943
Illinois, Series A, GO, 5.00%, 10/1/25  565 608
Illinois, Series A, GO, 5.00%, 10/1/31  705 766
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,557
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,079
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,926
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,889
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,550
Illinois, Series B, GO, 5.00%, 3/1/24  440 460
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,152
Illinois, Series B, GO, 5.00%, 10/1/32  845 916
Illinois, Series C, GO, 5.00%, 11/1/29  6,700 7,282
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,767
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,918
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 332
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 487

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,396
Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37  3,525 3,701
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,858
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/47  3,525 3,354
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,727
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,493
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 644
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 506
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  455 469
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 1,410 1,745
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (9) 3,240 3,585
87,414
INDIANA 0.7%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,547
Indiana Fin. Auth., Republic Services, Series A, VRDN, 2.00%,
5/1/34 (Tender 9/1/22) (2) 3,180 3,180
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 1,410 1,469
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 400 418
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26) (2) 3,825 4,145
15,759
IOWA 0.2%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  3,910 4,130
4,130
KANSAS 0.2%
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,526
4,526
KENTUCKY 1.5%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 421
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 336
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 449
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 251
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  760 800
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 599

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,446
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,640
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,478
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,249
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  8,810 8,981
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 2.00%, 1/1/29 (2) 6,700 6,700
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series C, VRDN, 1.89%, 1/1/29 (2) 3,300 3,300
34,650
LOUISIANA 1.0%
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38 (2) 885 931
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,393
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,160
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34 (2) 2,820 2,930
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/48 (2) 1,620 1,685
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (3) 1,060 1,152
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (3) 950 1,033
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (3) 3,875 4,266
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 2,820 2,971
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 435
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 1,009
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 698
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 676
22,339
MARYLAND 3.7%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,071
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,507

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,371
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,610
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (3) 1,060 1,110
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24) (3) 1,610 1,687
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 326
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 219
Maryland CDA, Series A, 4.50%, 9/1/48  2,045 2,127
Maryland DOT, Series B, DOT, 4.00%, 8/1/37 (2) 810 816
Maryland DOT, Series B, DOT, 4.00%, 8/1/38 (2) 995 1,001
Maryland DOT, Series B, DOT, 5.00%, 8/1/36 (2) 705 787
Maryland DOT, Series B, DOT, 5.00%, 8/1/46 (2) 2,430 2,644
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (2) 3,700 3,995
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (2) 10,515 11,431
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 712
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (3) 3,525 3,740
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,088
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  3,525 3,692
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,324
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  2,820 2,938
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  4,615 4,902
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,289
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,338
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,303
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,090 1,895
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,164
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 1,760 1,877
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 3,163
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,517
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 2,052
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,458
Maryland Transportation Auth., Series A, 4.00%, 7/1/40  885 924
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 2,290 2,329
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,753
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 214
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,279

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,818
83,471
MASSACHUSETTS 0.3%
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57 (1) 1,130 1,189
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 6,338
7,527
MICHIGAN 2.1%
Detroit, GO, 5.00%, 4/1/27  565 614
Detroit, GO, 5.50%, 4/1/32  415 465
Detroit, GO, 5.50%, 4/1/34  235 261
Detroit, GO, 5.50%, 4/1/36  305 337
Detroit, GO, 5.50%, 4/1/38  690 759
Detroit, GO, 5.50%, 4/1/40  475 522
Detroit, GO, 5.50%, 4/1/45  355 385
Detroit, GO, 5.50%, 4/1/50  705 760
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (4) 1,480 1,556
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (4) 1,620 1,699
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,515
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  7,670 8,209
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  635 611
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 775
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,689
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,438
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,627
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,746
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,077
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,545
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  4,175 4,566
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,709
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/22) (3) 2,115 2,140
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(4) 7,050 7,632
48,637

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
MINNESOTA 0.2%
Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%,
12/1/52 (Tender 12/1/27)  4,035 4,192
4,192
MISSISSIPPI 0.2%
Mississippi Business Fin., Mississippi Power Project, VRDN,
2.01%, 12/1/27 (2) 4,300 4,300
4,300
MISSOURI 1.4%
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (2)(4) 5,885 6,240
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/55 (2)(4) 11,625 12,473
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  1,410 1,468
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,756
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,465
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 518
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,326
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 587
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  65 59
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 363
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 299
31,554
NEBRASKA 0.0%
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 (Prerefunded
9/1/22) (3) 705 707
707
NEVADA 0.9%
Clark County Dept. of Aviation, Series B, 5.00%, 7/1/26 (2) 5,235 5,732
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,679
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 8,379
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,368
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,861
Sparks, Series A, 2.50%, 6/15/24 (1) 275 268
20,287
NEW HAMPSHIRE 0.3%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  1,563 1,571

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 5,204
6,775
NEW JERSEY 5.4%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46 (10) 845 849
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,526
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 190 192
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 1,760 1,818
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,246
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(4) 705 723
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (2) 1,265 1,293
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(4) 775 792
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 2,115 2,159
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 1,435 1,467
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (2) 705 766
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,730 1,796
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (2) 4,175 4,392
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (2) 4,085 4,239
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 708
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,566
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  3,525 3,577
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  6,235 6,256
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,456
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,503
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,429
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (4) 2,505 2,585
New Jersey Higher Ed. Student Assistance Auth., Series 1A-1,
5.00%, 12/1/22 (2) 1,410 1,425
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,624

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,753
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 908
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  4,685 4,794
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 2,072
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,067
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  830 834
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,045 2,216
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,362
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,031
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  4,105 4,103
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,208
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  9,480 10,273
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,850 2,828
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,305 2,282
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,715 9,947
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  9,000 9,118
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  5,975 6,470
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,910 5,422
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,115 2,238
122,313
NEW MEXICO 0.2%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,369
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48  3,175 3,072
4,441
NEW YORK 8.0%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  3,385 3,457
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2) 1,060 1,091

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,461
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  3,295 3,255
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,395 6,046
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  3,525 3,859
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/46  1,900 1,912
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,660
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,940
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 491
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,805 1,844
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 608
Long Island Power Auth., Series 2021A, 5.00%, 9/1/37
(Prerefunded 9/1/22) (3) 930 933
Long Island Power Auth., Series A, 5.00%, 9/1/37  1,500 1,504
Long Island Power Auth., Series A, 5.00%, 9/1/37 (Prerefunded
9/1/22) (3) 1,215 1,219
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 983
Metropolitan Transportation Auth., Series A-1, BAN, 5.00%, 2/1/23  1,575 1,599
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (4) 2,820 3,115
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 1.575%, 11/1/32 (Tender 4/1/24) (4) 1,180 1,162
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 2.078%, 11/1/32 (Tender 4/1/24) (4) 3,755 3,699
Metropolitan Transportation Auth., Series F, BAN, 5.00%, 11/15/22  2,950 2,978
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,914
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,385 7,758
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1) 965 858
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  2,097 1,480
New York City, Series B-1, GO, 5.00%, 10/1/38  1,800 1,974
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,456
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,903
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,389
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 2,060

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City, Series F-1, GO, 4.00%, 3/1/40  1,430 1,450
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,212
New York City, Series J, GO, 5.00%, 8/1/33  1,060 1,121
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,729
New York City Municipal Water Fin. Auth., Water & Sewer System,
Series CC-1, 5.00%, 6/15/51  6,020 6,720
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series A-3, 4.00%, 5/1/44  1,915 1,937
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C-1, 4.00%, 2/1/38  2,810 2,908
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,525 3,888
New York City Transitional Fin. Auth., Building Aid, Series S-3,
5.00%, 7/15/43  3,525 3,897
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 370
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 1,096
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 3,320
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  3,525 3,619
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/36  4,905 5,492
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,921
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  4,225 4,272
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1) 1,230 1,254
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1) 2,470 2,520
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,856
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  3,175 2,974
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,760 1,670
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,276
New York Transportation Dev., 5.00%, 12/1/39 (2) 1,025 1,101
New York Transportation Dev., 5.00%, 12/1/40 (2) 675 722
New York Transportation Dev., 5.00%, 12/1/41 (2) 675 720
New York Transportation Dev., 5.00%, 12/1/42 (2) 675 718
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 1,025 1,033
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 2,115 2,198
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (2) 1,760 1,852

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,994
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2) 1,375 1,380
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  5,290 5,922
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,410 1,423
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,261
180,474
NORTH CAROLINA 1.8%
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(4) 7,615 8,660
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 705
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,032
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,494
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 700
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 4,101
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  9,280 9,573
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,892
North Carolina Turnpike Auth., 5.00%, 1/1/40  5,660 5,973
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (2) 1,515 1,697
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 705 785
40,612
OHIO 2.8%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,858
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,241
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,485
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  22,390 22,356
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 221
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 251
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 534

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 705
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,559
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,535
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,942
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 4,033
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,069
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,966
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 705
Ohio, Series A, 5.00%, 1/15/50  5,640 6,052
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,340
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 400
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,096
Ohio State Univ., Multiyear Debt Issuance Program II, Green
Bonds, Series A, 4.00%, 12/1/48  6,100 6,230
Southeastern Ohio Port Auth., Memorial Health System, 6.00%,
12/1/42  1,440 1,448
64,026
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  705 599
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  175 149
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52  1,115 1,091
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  915 982
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,705
4,526
OREGON 0.6%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  2,945 3,072
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,362
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,954
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 2,115 2,230
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 3,525 3,535
13,153
PENNSYLVANIA 1.8%
Chester County IDA, 4.00%, 12/1/46  1,605 1,621
Chester County IDA, 4.00%, 12/1/51  1,520 1,525
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (1) 3,035 2,823
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  2,600 2,529
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 697

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 2,120
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,913
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (3) 3,010 3,247
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,527
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,103
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,290 2,322
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,753
Philadelphia School Dist., Series A, GO, 4.00%, 9/1/46  3,525 3,556
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,721
State Public School Building Auth., Series A, 5.00%, 6/1/32 (4) 3,525 3,897
40,354
PUERTO RICO 4.1%
Puerto Rico Commonwealth, VR, 11/1/43 (6)(11) 6,066 3,237
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 3,525 3,162
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 2,285 2,049
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (1) 1,165 1,203
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (1) 315 325
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (1) 1,205 1,265
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 4,935 5,158
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,050 1,095
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 2,915 3,015
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 5,250 5,449
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (1) 1,890 1,695
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (1) 2,225 2,337
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,200 1,242
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  407 379

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 933
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,167
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 1,034
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  942 879
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 1,173
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  1,332 1,199
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  681 694
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,892
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,384
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,463
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,621
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6) 35 29
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (6) 60 49
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (6) 475 388
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (6) 130 106
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6) 170 139
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6) 660 539
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6) 215 176
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6) 260 212
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6) 1,575 1,287
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6) 1,420 1,161
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6) 680 556
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6) 165 135
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6) 140 115
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6) 60 49
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6) 160 131
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6) 125 103
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6) 40 31
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6) 70 57
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6) 55 45
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6) 525 429
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6) 120 98
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)(12) 60 49
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  856 866

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  3,381 3,372
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  14,176 14,299
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,146
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  1,940 1,357
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  3,960 2,479
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 2,640
92,093
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(6) 490 88
88
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,886 1,031
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 976
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  4,292 517
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,607
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,429
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) 1,410 1,423
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,667
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,830
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,770
18,250
TENNESSEE 2.0%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47  2,750 1,881
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,455
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,128
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,159
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,330 9,876
Metropolitan Nashville Airport Auth., Series B, 4.00%, 7/1/54 (2) 5,675 5,459
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 2,115 2,271

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/49 (2) 2,820 3,010
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (2) 3,455 3,661
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  2,945 3,023
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  1,870 1,957
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,340 7,962
44,842
TEXAS 7.4%
Arlington Higher Ed. Fin., 5.00%, 8/15/47  1,780 2,020
Austin Airport, Series B, 5.00%, 11/15/41 (2) 950 1,008
Austin Airport, Series B, 5.00%, 11/15/44 (2) 3,525 3,837
Austin Airport System Revenue, 5.00%, 11/15/43 (2) 1,000 1,106
Austin Airport System Revenue, 5.25%, 11/15/47 (2) 1,555 1,739
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 951
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 760
Board of Regents of the Univ. of Texas System, Series B, VRDN,
1.40%, 8/1/39  15,000 15,000
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 422
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 3,363
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,821
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,946
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,861
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  1,965 2,059
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,048
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 830
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 823
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2) 4,255 4,387
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43
(Prerefunded 11/1/22) (2)(3) 3,280 3,309
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN, 1.93%,
6/1/30 (2) 2,100 2,100
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  1,150 1,161
Harris County Cultural Ed. Fac. Fin., Methodist Hospital, Series B,
VRDN, 1.89%, 12/1/59  430 430
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 528
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 5,229
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-2, VRDN, 1.89%, 12/1/41  5,565 5,565
Houston Airport, Series A, 4.00%, 7/1/46 (2) 1,760 1,728
Houston Airport, Series A, 5.00%, 7/1/36 (2) 775 837

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Houston Airport, Series A, 5.00%, 7/1/37 (2) 1,495 1,611
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,290 2,450
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 1,760 1,788
Houston Airport, Series C, 5.00%, 7/1/31 (2) 2,115 2,340
Houston Airport, Series C, 5.00%, 7/1/32 (2) 2,645 2,906
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,246
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,349
Mission Economic Dev., Series B, VRDN, 2.10%, 7/1/40 (Tender
9/1/22) (2) 3,850 3,850
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 2,305 2,364
Mission Economic Dev., Republic Services, VRDN, 2.00%, 1/1/26
(Tender 11/1/22) (2)(8) 6,050 6,050
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 63
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 68
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 73
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 495
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 547
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 301
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 883
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,560
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (13) 295 311
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (3) 295 319
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (3) 1,460 1,580
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61 (6) 795 453
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 193
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 694
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,171
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,830
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  1,905 2,023
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,608
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 451
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  530 572
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 826

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 911
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 2,030
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (6)(14) 1,995 798
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,045 2,192
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  8,460 8,991
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $316 (15)(16) 316 316
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  430 465
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2) 2,470 2,504
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2) 4,510 4,561
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2) 1,440 1,455
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (2) 8,770 9,007
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,405 4,931
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 8,097
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 4,143
168,244
UTAH 1.6%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 705 753
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 32,705 34,728
35,481
VIRGINIA 4.6%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (4) 3,035 3,225
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,403
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,263
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  3,985 3,988
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,537
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  3,525 3,645
Fairfax County Sewer, Series A, 4.00%, 7/15/38  2,000 2,093

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (3) 3,265 3,520
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,638
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (3) 14,250 16,787
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,761
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (3) 760 786
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  2,105 1,971
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 410
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,000 1,007
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  1,020 1,074
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,531
Univ. of Virginia, Series A, 5.00%, 4/1/47  6,420 6,991
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (2) 8,890 8,981
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (2) 4,415 4,438
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (2) 5,720 6,116
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (2) 1,045 1,009
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (2) 2,650 2,502
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 705 731
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 6,800 7,045
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (2) 6,980 7,222
103,674
WASHINGTON 3.3%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  6,695 6,812
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  11,985 13,843
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,242
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,482
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  1,695 1,969

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,877
Washington, Series C, GO, 5.00%, 2/1/36  9,700 11,381
Washington, Series C, GO, 5.00%, 2/1/39  14,100 16,097
Washington, Series D, GO, 4.00%, 7/1/41  8,300 8,548
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,500
Washington, Series F, GO, 5.00%, 6/1/39  730 849
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,329 3,159
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1) 3,525 3,310
75,069
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 325 337
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 325 337
674
WISCONSIN 0.7%
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23) (3) 980 1,015
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) 1,230 1,266
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 705 749
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,289
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,546
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (1) 400 413
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/50 (1) 705 720
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (1)(8) 2,570 2,099
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.513%, 6/1/37  1,060 1,135
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.613%, 6/1/47  1,760 1,887
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 2,325 2,245
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 705 667
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 740 691
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (1) 1,165 1,026
16,748
Total Municipal Securities (Cost $2,352,449) 2,262,386

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Freddie Mac Multifamily, 2.046%, 6/25/38  4,280 3,654
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,432) 3,654
Total Investments in Securities 100.1%
(Cost $2,356,881) $ 2,266,040
Other Assets Less Liabilities (0.1)% (2,461)
Net Assets 100.0% $ 2,263,579
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$117,361 and represents 5.2% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) When-issued security
(9) Insured by National Public Finance Guarantee Corporation
(10) Insured by Build America Mutual Assurance Company
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Level 3 in fair value hierarchy.
(16) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$316 and represents 0.0% of net assets.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee

T. ROWE PRICE Summit Municipal Income Fund

may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,262,070 $ 316 $ 2,262,386
Non-U.S. Government
Mortgage-Backed Securities — 3,654 — 3,654
Total $ — $ 2,265,724 $ 316 $ 2,266,040

T. ROWE PRICE Summit Municipal Income Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F84-054Q3 07/22